Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Income Taxes Details Narrative
Change in valuation allowance	$ (759,565)	$ (1,372,511)
Net U.S. operating loss carry forwards	$ 14,168,462
Net U.S. operating loss carry forwards expired	August 31, 2035
Research and development credit carry forward	$ 310,797	$ 256,417
Statutory income tax rate	34.00%	34.00%